First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.9%
24,547	Axon Enterprise, Inc. (a)	$17,615,909
	Automobiles — 1.0%
44,501	Tesla, Inc. (a)	19,790,485
	Beverages — 3.9%
209,877	Coca-Cola Europacific Partners PLC	18,974,979
694,788	Keurig Dr Pepper, Inc.	17,724,042
295,683	Monster Beverage Corp. (a)	19,902,423
133,295	PepsiCo, Inc.	18,719,950
		75,321,394
	Biotechnology — 4.9%
66,042	Amgen, Inc.	18,637,052
132,323	Biogen, Inc. (a)	18,535,806
165,826	Gilead Sciences, Inc.	18,406,686
31,702	Regeneron Pharmaceuticals, Inc.	17,825,084
49,011	Vertex Pharmaceuticals, Inc. (a)	19,194,668
		92,599,296
	Broadline Retail — 2.9%
81,066	Amazon.com, Inc. (a)	17,799,662
7,722	MercadoLibre, Inc. (a)	18,045,851
143,691	PDD Holdings, Inc., ADR (a)	18,991,639
		54,837,152
	Chemicals — 1.0%
39,382	Linde PLC	18,706,450
	Commercial Services & Supplies — 2.0%
94,537	Cintas Corp.	19,404,665
412,234	Copart, Inc. (a)	18,538,163
		37,942,828
	Communications Equipment — 1.0%
277,582	Cisco Systems, Inc.	18,992,160
	Consumer Staples Distribution & Retail — 1.0%
19,755	Costco Wholesale Corp.	18,285,821
	Electric Utilities — 4.2%
176,173	American Electric Power Co., Inc.	19,819,462
57,610	Constellation Energy Corp.	18,957,723
435,572	Exelon Corp.	19,605,096
261,012	Xcel Energy, Inc.	21,050,618
		79,432,899
	Electronic Equipment, Instruments & Components — 1.0%
116,378	CDW Corp.	18,536,688
Shares	Description	Value

	Energy Equipment & Services — 1.0%
403,600	Baker Hughes Co.	$19,663,392
	Entertainment — 4.2%
108,609	Electronic Arts, Inc.	21,906,435
15,448	Netflix, Inc. (a)	18,520,916
75,509	Take-Two Interactive Software, Inc. (a)	19,508,505
994,582	Warner Bros. Discovery, Inc. (a)	19,424,187
		79,360,043
	Financial Services — 1.0%
275,935	PayPal Holdings, Inc. (a)	18,504,201
	Food Products — 1.9%
713,940	Kraft Heinz (The) Co.	18,590,998
296,233	Mondelez International, Inc., Class A	18,505,675
		37,096,673
	Ground Transportation — 2.1%
571,350	CSX Corp.	20,288,638
133,632	Old Dominion Freight Line, Inc.	18,812,713
		39,101,351
	Health Care Equipment & Supplies — 3.9%
278,143	Dexcom, Inc. (a)	18,716,242
250,445	GE HealthCare Technologies, Inc.	18,808,420
28,867	IDEXX Laboratories, Inc. (a)	18,442,838
43,291	Intuitive Surgical, Inc. (a)	19,361,034
		75,328,534
	Hotels, Restaurants & Leisure — 4.9%
148,727	Airbnb, Inc., Class A (a)	18,058,432
3,469	Booking Holdings, Inc.	18,730,067
71,090	DoorDash, Inc., Class A (a)	19,335,769
70,756	Marriott International, Inc., Class A	18,427,693
223,533	Starbucks Corp.	18,910,892
		93,462,853
	Industrial Conglomerates — 1.0%
90,342	Honeywell International, Inc.	19,016,991
	Interactive Media & Services — 1.9%
37,115	Alphabet, Inc., Class A	9,022,657
37,022	Alphabet, Inc., Class C	9,016,708
24,456	Meta Platforms, Inc., Class A	17,959,997
		35,999,362

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 1.9%
277,790	Cognizant Technology Solutions Corp., Class A	$18,631,375
122,334	Shopify, Inc., Class A (a)	18,180,056
		36,811,431
	Machinery — 1.0%
189,012	PACCAR, Inc.	18,583,660
	Media — 3.1%
71,617	Charter Communications, Inc., Class A (a)	19,702,195
599,919	Comcast Corp., Class A	18,849,455
432,857	Trade Desk (The), Inc., Class A (a)	21,214,321
		59,765,971
	Oil, Gas & Consumable Fuels — 1.0%
136,506	Diamondback Energy, Inc.	19,534,009
	Pharmaceuticals — 1.0%
245,735	AstraZeneca PLC, ADR	18,852,789
	Professional Services — 3.9%
64,765	Automatic Data Processing, Inc.	19,008,527
144,275	Paychex, Inc.	18,288,299
116,872	Thomson Reuters Corp.	18,153,728
77,468	Verisk Analytics, Inc.	19,483,977
		74,934,531
	Real Estate Management & Development — 1.0%
216,906	CoStar Group, Inc. (a)	18,300,359
	Semiconductors & Semiconductor Equipment — 18.4%
120,518	Advanced Micro Devices, Inc. (a)	19,498,607
76,919	Analog Devices, Inc.	18,898,998
98,962	Applied Materials, Inc.	20,261,480
132,205	ARM Holdings PLC, ADR (a)	18,705,686
20,156	ASML Holding N.V.	19,512,822
54,682	Broadcom, Inc.	18,040,139
575,439	GLOBALFOUNDRIES, Inc. (a)	20,623,734
636,403	Intel Corp. (a)	21,351,321
18,024	KLA Corp.	19,440,686
148,095	Lam Research Corp.	19,829,921
254,832	Marvell Technology, Inc.	21,423,726
291,825	Microchip Technology, Inc.	18,741,002
115,585	Micron Technology, Inc.	19,339,682
107,399	NVIDIA Corp.	20,038,505
84,494	NXP Semiconductors N.V.	19,241,819
370,191	ON Semiconductor Corp. (a)	18,254,118
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
112,415	QUALCOMM, Inc.	$18,701,359
105,184	Texas Instruments, Inc.	19,325,456
		351,229,061
	Software — 16.8%
51,686	Adobe, Inc. (a)	18,232,237
29,869	AppLovin Corp., Class A (a)	21,462,071
111,612	Atlassian Corp., Class A (a)	17,824,436
58,655	Autodesk, Inc. (a)	18,632,934
51,089	Cadence Design Systems, Inc. (a)	17,945,522
37,827	CrowdStrike Holdings, Inc., Class A (a)	18,549,604
137,410	Datadog, Inc., Class A (a)	19,567,184
225,533	Fortinet, Inc. (a)	18,962,815
27,431	Intuit, Inc.	18,732,904
36,928	Microsoft Corp.	19,126,858
103,246	Palantir Technologies, Inc., Class A (a)	18,834,135
90,630	Palo Alto Networks, Inc. (a)	18,454,081
37,370	Roper Technologies, Inc.	18,636,045
55,651	Strategy, Inc. (a)	17,931,309
38,768	Synopsys, Inc. (a)	19,127,744
81,310	Workday, Inc., Class A (a)	19,573,756
64,470	Zscaler, Inc. (a)	19,319,080
		320,912,715
	Specialty Retail — 2.1%
181,659	O’Reilly Automotive, Inc. (a)	19,584,657
129,771	Ross Stores, Inc.	19,775,802
		39,360,459
	Technology Hardware, Storage & Peripherals — 1.0%
76,948	Apple, Inc.	19,593,269
	Textiles, Apparel & Luxury Goods — 1.0%
111,726	Lululemon Athletica, Inc. (a)	19,879,407
	Trading Companies & Distributors — 1.0%
400,550	Fastenal Co.	19,642,972
	Wireless Telecommunication Services — 1.0%
78,852	T-Mobile US, Inc.	18,875,592
	Total Common Stocks	1,905,870,707
	(Cost $1,558,567,283)

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
1,639,968	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	$1,639,968
	(Cost $1,639,968)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$416	Bank of America Corp., 4.20% (b), dated 09/30/25, due 10/01/25, with a maturity value of $416. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $424. (c)	416
609	JPMorgan Chase & Co., 4.20% (b), dated 09/30/25, due 10/01/25, with a maturity value of $609. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $621. (c)	609
Principal Value	Description	Value

$367	Mizuho Financial Group, Inc., 4.20% (b), dated 09/30/25, due 10/01/25, with a maturity value of $367. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $374. (c)	$367
655	RBC Dominion Securities, Inc., 4.19% (b), dated 09/30/25, due 10/01/25, with a maturity value of $655. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $668. (c)	655
	Total Repurchase Agreements	2,047
	(Cost $2,047)

	Total Investments — 100.0%	1,907,512,722
	(Cost $1,560,209,298)
	Net Other Assets and Liabilities — (0.0)%	(683,210)
	Net Assets — 100.0%	$1,906,829,512

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,905,870,707	$ 1,905,870,707	$ —	$ —
Money Market Funds	1,639,968	1,639,968	—	—
Repurchase Agreements	2,047	—	2,047	—
Total Investments	$1,907,512,722	$1,907,510,675	$2,047	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Broadline Retail — 2.3%
499,064	PDD Holdings, Inc., ADR (a)	$65,961,289
	Electronic Equipment, Instruments & Components — 2.2%
400,780	CDW Corp.	63,836,238
	Hotels, Restaurants & Leisure — 2.3%
243,559	DoorDash, Inc., Class A (a)	66,245,612
	Interactive Media & Services — 4.3%
126,833	Alphabet, Inc., Class A	30,833,103
126,575	Alphabet, Inc., Class C	30,827,341
83,011	Meta Platforms, Inc., Class A	60,961,618
		122,622,062
	IT Services — 4.4%
965,249	Cognizant Technology Solutions Corp., Class A	64,739,250
421,486	Shopify, Inc., Class A (a)	62,637,035
		127,376,285
	Professional Services — 2.2%
397,599	Thomson Reuters Corp.	61,759,053
	Semiconductors & Semiconductor Equipment — 41.9%
410,533	Advanced Micro Devices, Inc. (a)	66,420,134
263,375	Analog Devices, Inc.	64,711,237
339,893	Applied Materials, Inc.	69,589,693
452,128	ARM Holdings PLC, ADR (a)	63,971,591
69,317	ASML Holding N.V.	67,105,095
187,319	Broadcom, Inc.	61,798,411
1,963,944	GLOBALFOUNDRIES, Inc. (a)	70,387,753
2,184,374	Intel Corp. (a)	73,285,748
61,843	KLA Corp.	66,703,860
509,091	Lam Research Corp.	68,167,285
870,102	Marvell Technology, Inc.	73,149,475
991,769	Microchip Technology, Inc.	63,691,405
397,061	Micron Technology, Inc.	66,436,246
365,731	NVIDIA Corp.	68,238,090
288,389	NXP Semiconductors N.V.	65,674,827
1,265,200	ON Semiconductor Corp. (a)	62,387,012
387,257	QUALCOMM, Inc.	64,424,075
360,226	Texas Instruments, Inc.	66,184,323
		1,202,326,260
	Software — 38.0%
176,589	Adobe, Inc. (a)	62,291,770
99,468	AppLovin Corp., Class A (a)	71,471,737
382,217	Atlassian Corp., Class A (a)	61,040,055
200,247	Autodesk, Inc. (a)	63,612,464
Shares	Description	Value

	Software (Continued)
173,065	Cadence Design Systems, Inc. (a)	$60,790,812
128,572	CrowdStrike Holdings, Inc., Class A (a)	63,049,137
465,449	Datadog, Inc., Class A (a)	66,279,938
767,293	Fortinet, Inc. (a)	64,513,995
93,926	Intuit, Inc.	64,143,005
124,754	Microsoft Corp.	64,616,334
354,262	Palantir Technologies, Inc., Class A (a)	64,624,474
310,360	Palo Alto Networks, Inc. (a)	63,195,503
128,045	Roper Technologies, Inc.	63,854,761
187,422	Strategy, Inc. (a)	60,389,243
130,400	Synopsys, Inc. (a)	64,338,056
276,577	Workday, Inc., Class A (a)	66,580,381
219,573	Zscaler, Inc. (a)	65,797,245
		1,090,588,910
	Technology Hardware, Storage & Peripherals — 2.3%
263,192	Apple, Inc.	67,016,579
	Total Common Stocks	2,867,732,288
	(Cost $2,420,618,757)
MONEY MARKET FUNDS — 0.2%
3,810,333	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	3,810,333
	(Cost $3,810,333)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$2,361	Bank of America Corp., 4.20% (b), dated 09/30/25, due 10/01/25, with a maturity value of $2,361. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $2,408. (c)	2,361
3,454	JPMorgan Chase & Co., 4.20% (b), dated 09/30/25, due 10/01/25, with a maturity value of $3,454. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $3,523. (c)	3,454

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$2,074	Mizuho Financial Group, Inc., 4.20% (b), dated 09/30/25, due 10/01/25, with a maturity value of $2,074. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $2,115. (c)	$2,074
3,717	RBC Dominion Securities, Inc., 4.19% (b), dated 09/30/25, due 10/01/25, with a maturity value of $3,717. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $3,791. (c)	3,717
	Total Repurchase Agreements	11,606
	(Cost $11,606)

	Total Investments — 100.1%	2,871,554,227
	(Cost $2,424,440,696)
	Net Other Assets and Liabilities — (0.1)%	(1,571,866)
	Net Assets — 100.0%	$2,869,982,361

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Country Allocation†	% of Net Assets
United States	84.1%
Cayman Islands	4.8
Netherlands	4.6
Canada	4.4
United Kingdom	2.2
Japan	0.0††
Total Investments	100.1
Net Other Assets and Liabilities	(0.1)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.01%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,867,732,288	$ 2,867,732,288	$ —	$ —
Money Market Funds	3,810,333	3,810,333	—	—
Repurchase Agreements	11,606	—	11,606	—
Total Investments	$2,871,554,227	$2,871,542,621	$11,606	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Aerospace & Defense — 1.6%
25,259	Axon Enterprise, Inc. (b)	$18,126,869
	Automobiles — 1.8%
45,615	Tesla, Inc. (b)	20,285,903
	Beverages — 7.1%
216,099	Coca-Cola Europacific Partners PLC	19,537,511
715,905	Keurig Dr Pepper, Inc.	18,262,736
304,311	Monster Beverage Corp. (b)	20,483,173
137,238	PepsiCo, Inc.	19,273,705
		77,557,125
	Biotechnology — 8.7%
67,958	Amgen, Inc.	19,177,748
136,320	Biogen, Inc. (b)	19,095,706
170,016	Gilead Sciences, Inc.	18,871,776
32,594	Regeneron Pharmaceuticals, Inc.	18,326,628
50,454	Vertex Pharmaceuticals, Inc. (b)	19,759,804
		95,231,662
	Broadline Retail — 3.4%
83,484	Amazon.com, Inc. (b)	18,330,582
7,946	MercadoLibre, Inc. (b)	18,569,325
		36,899,907
	Chemicals — 1.8%
40,523	Linde PLC	19,248,425
	Commercial Services & Supplies — 3.6%
97,226	Cintas Corp.	19,956,609
424,127	Copart, Inc. (b)	19,072,991
		39,029,600
	Communications Equipment — 1.8%
285,619	Cisco Systems, Inc.	19,542,052
	Consumer Staples Distribution & Retail — 1.7%
20,325	Costco Wholesale Corp.	18,813,430
	Electric Utilities — 7.4%
181,070	American Electric Power Co., Inc.	20,370,375
59,132	Constellation Energy Corp.	19,458,567
448,106	Exelon Corp.	20,169,251
268,628	Xcel Energy, Inc.	21,664,848
		81,663,041
	Energy Equipment & Services — 1.8%
415,053	Baker Hughes Co.	20,221,382
	Entertainment — 7.4%
111,467	Electronic Arts, Inc.	22,482,894
15,868	Netflix, Inc. (b)	19,024,463
Shares	Description	Value

	Entertainment (Continued)
77,722	Take-Two Interactive Software, Inc. (b)	$20,080,256
1,024,659	Warner Bros. Discovery, Inc. (b)	20,011,590
		81,599,203
	Financial Services — 1.7%
284,527	PayPal Holdings, Inc. (b)	19,080,381
	Food Products — 3.5%
736,776	Kraft Heinz (The) Co.	19,185,647
305,307	Mondelez International, Inc., Class A	19,072,528
		38,258,175
	Ground Transportation — 3.7%
588,249	CSX Corp.	20,888,722
137,992	Old Dominion Freight Line, Inc.	19,426,514
		40,315,236
	Health Care Equipment & Supplies — 7.1%
286,198	Dexcom, Inc. (b)	19,258,263
257,959	GE HealthCare Technologies, Inc.	19,372,721
29,754	IDEXX Laboratories, Inc. (b)	19,009,533
44,513	Intuitive Surgical, Inc. (b)	19,907,549
		77,548,066
	Hotels, Restaurants & Leisure — 6.9%
153,300	Airbnb, Inc., Class A (b)	18,613,686
3,571	Booking Holdings, Inc.	19,280,793
72,741	Marriott International, Inc., Class A	18,944,666
230,178	Starbucks Corp.	19,473,059
		76,312,204
	Industrial Conglomerates — 1.8%
92,998	Honeywell International, Inc.	19,576,079
	Machinery — 1.7%
194,738	PACCAR, Inc.	19,146,640
	Media — 5.6%
73,742	Charter Communications, Inc., Class A (b)	20,286,793
617,774	Comcast Corp., Class A	19,410,459
445,570	Trade Desk (The), Inc., Class A (b)	21,837,386
		61,534,638
	Oil, Gas & Consumable Fuels — 1.8%
140,597	Diamondback Energy, Inc.	20,119,431
	Pharmaceuticals — 1.8%
253,155	AstraZeneca PLC, ADR	19,422,051

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Professional Services — 5.3%
66,607	Automatic Data Processing, Inc.	$19,549,154
148,381	Paychex, Inc.	18,808,776
79,731	Verisk Analytics, Inc.	20,053,144
		58,411,074
	Real Estate Management & Development — 1.7%
223,126	CoStar Group, Inc. (b)	18,825,141
	Specialty Retail — 3.7%
187,054	O’Reilly Automotive, Inc. (b)	20,166,292
133,632	Ross Stores, Inc.	20,364,180
		40,530,472
	Textiles, Apparel & Luxury Goods — 1.9%
115,004	Lululemon Athletica, Inc. (b)	20,462,662
	Trading Companies & Distributors — 1.8%
411,837	Fastenal Co.	20,196,486
	Wireless Telecommunication Services — 1.8%
81,244	T-Mobile US, Inc.	19,448,189
	Total Common Stocks	1,097,405,524
	(Cost $1,039,018,474)
MONEY MARKET FUNDS — 0.1%
1,045,068	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (c)	1,045,068
	(Cost $1,045,068)

	Total Investments — 100.0%	1,098,450,592
	(Cost $1,040,063,542)
	Net Other Assets and Liabilities — (0.0)%	(233,134)
	Net Assets — 100.0%	$1,098,217,458

(a)
The industry allocation is based on Standard & Poor’s Global
Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification
Benchmark (ICB) system, which is maintained by FTSE
International Limited.

(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,097,405,524	$ 1,097,405,524	$ —	$ —
Money Market Funds	1,045,068	1,045,068	—	—
Total Investments	$1,098,450,592	$1,098,450,592	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Automobiles — 20.6%
710,050	Lucid Group, Inc. (a) (b)	$16,892,090
898,633	Polestar Automotive Holding UK PLC, Class A, ADR (a) (b)	844,805
2,597,002	Rivian Automotive, Inc., Class A (a)	38,123,989
111,054	Tesla, Inc. (a)	49,387,935
		105,248,819
	Chemicals — 4.6%
218,305	Albemarle Corp.	17,700,169
191,722	Aspen Aerogels, Inc. (a)	1,334,385
106,908	Sociedad Quimica y Minera de Chile S.A., ADR (a) (b)	4,594,906
		23,629,460
	Construction & Engineering — 0.5%
80,781	Ameresco, Inc., Class A (a)	2,712,626
	Electrical Equipment — 25.6%
56,788	Acuity, Inc.	19,557,219
105,130	American Superconductor Corp. (a)	6,243,671
355,517	Array Technologies, Inc. (a)	2,897,464
699,692	Ballard Power Systems, Inc. (a) (b)	1,903,162
350,183	Bloom Energy Corp., Class A (a)	29,614,976
53,731	ChargePoint Holdings, Inc. (a) (b)	586,743
79,467	Electrovaya, Inc. (a)	468,061
87,217	EnerSys	9,852,032
457,650	Enovix Corp. (a) (b)	4,562,770
649,964	Eos Energy Enterprises, Inc. (a)	7,403,090
304,962	Fluence Energy, Inc. (a) (b)	3,293,590
69,842	LSI Industries, Inc.	1,648,970
275,626	NEXTracker, Inc., Class A (a)	20,393,568
2,688,277	Plug Power, Inc. (a) (b)	6,263,685
389,591	Shoals Technologies Group, Inc., Class A (a)	2,886,869
537,105	Sunrun, Inc. (a)	9,286,545
77,240	Vicor Corp. (a)	3,840,373
		130,702,788
	Electronic Equipment, Instruments & Components — 5.5%
87,804	Advanced Energy Industries, Inc.	14,938,973
106,424	Itron, Inc. (a)	13,256,173
		28,195,146
	Financial Services — 1.8%
289,457	HA Sustainable Infrastructure Capital, Inc.	8,886,330
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 8.5%
660,714	Brookfield Renewable Partners, L.P. (c)	$17,039,814
193,827	Clearway Energy, Inc., Class C	5,475,613
331,151	Montauk Renewables, Inc. (a)	665,614
141,356	Ormat Technologies, Inc.	13,605,515
568,933	ReNew Energy Global PLC, Class A (a)	4,380,784
218,737	XPLR Infrastructure, L.P. (c) (d)	2,224,555
		43,391,895
	Metals & Mining — 5.3%
380,255	MP Materials Corp. (a)	25,503,703
259,113	Sigma Lithium Corp. (a) (b)	1,660,914
		27,164,617
	Oil, Gas & Consumable Fuels — 0.5%
510,471	Clean Energy Fuels Corp. (a)	1,317,015
562,963	Gevo, Inc. (a)	1,103,408
		2,420,423
	Professional Services — 0.7%
34,134	Willdan Group, Inc. (a)	3,300,416
	Semiconductors & Semiconductor Equipment — 26.0%
430,746	Allegro MicroSystems, Inc. (a)	12,577,783
304,369	Enphase Energy, Inc. (a)	10,771,619
189,958	First Solar, Inc. (a)	41,891,438
496,075	Navitas Semiconductor Corp. (a) (b)	3,581,662
747,681	ON Semiconductor Corp. (a)	36,868,150
130,579	Power Integrations, Inc.	5,250,582
138,216	SolarEdge Technologies, Inc. (a) (b)	5,113,992
110,649	Universal Display Corp.	15,892,516
2,879	Wolfspeed, Inc. (a) (b)	82,339
344,754	Wolfspeed, Inc. (a) (b) (e) (f)	334,411
		132,364,492
	Specialty Retail — 0.3%
313,536	EVgo, Inc. (a)	1,483,025
	Total Common Stocks	509,500,037
	(Cost $787,028,832)
MONEY MARKET FUNDS — 0.1%
409,812	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (g)	409,812
	(Cost $409,812)

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 6.8%
$7,027,783	Bank of America Corp., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $7,028,603. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $7,168,339. (h)	$7,027,783
10,285,316	JPMorgan Chase & Co., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $10,286,516. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $10,491,023. (h)	10,285,316
6,166,440	Mizuho Financial Group, Inc., 4.20% (g), dated 09/30/25, due 10/01/25, with a maturity value of $6,617,159. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $6,289,770. (h)	6,166,440
11,061,866	RBC Dominion Securities, Inc., 4.19% (g), dated 09/30/25, due 10/01/25, with a maturity value of $11,063,153. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $11,283,104. (h)	11,061,866
	Total Repurchase Agreements	34,541,405
	(Cost $34,541,405)

	Total Investments — 106.8%	544,451,254
	(Cost $821,980,049)
	Net Other Assets and Liabilities — (6.8)%	(34,479,861)
	Net Assets — 100.0%	$509,971,393

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $33,117,382 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $34,541,405.

(c)	Security is a Master Limited Partnership.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2025, securities
noted as such are valued at $334,411 or 0.1% of net assets.

(g)	Rate shown reflects yield as of September 30, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Semiconductors & Semiconductor Equipment	$ 132,364,492	$ 132,030,081	$ 334,411	$ —
Other Industry Categories	377,135,545	377,135,545	—	—
Money Market Funds	409,812	409,812	—	—
Repurchase Agreements	34,541,405	—	34,541,405	—
Total Investments	$544,451,254	$509,575,438	$34,875,816	$—

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 98.2%
	Data Center REITs — 10.6%
40,614	Digital Realty Trust, Inc.	$7,021,348
11,619	Equinix, Inc.	9,100,466
		16,121,814
	Diversified REITs — 2.5%
9,218	Alexander & Baldwin, Inc.	167,675
1,507	Alpine Income Property Trust, Inc.	21,354
5,984	American Assets Trust, Inc.	121,595
10,155	Armada Hoffler Properties, Inc.	71,187
23,960	Broadstone Net Lease, Inc.	428,165
3,798	CTO Realty Growth, Inc.	61,907
25,103	Essential Properties Realty Trust, Inc.	747,065
5,897	Gladstone Commercial Corp.	72,651
25,175	Global Net Lease, Inc.	204,673
1,184	Modiv Industrial, Inc.	17,334
4,979	NexPoint Diversified Real Estate Trust	18,373
2,024	One Liberty Properties, Inc.	44,771
27,743	WP Carey, Inc.	1,874,594
		3,851,344
	Health Care REITs — 18.4%
19,719	Alexandria Real Estate Equities, Inc.	1,643,381
21,356	American Healthcare REIT, Inc.	897,166
27,910	CareTrust REIT, Inc.	967,919
3,239	Community Healthcare Trust, Inc.	49,557
27,525	Diversified Healthcare Trust	121,385
1,592	Global Medical REIT, Inc.	53,666
44,545	Healthcare Realty Trust, Inc.	803,146
88,038	Healthpeak Properties, Inc.	1,685,928
5,819	LTC Properties, Inc.	214,488
62,445	Medical Properties Trust, Inc.	316,596
6,013	National Health Investors, Inc.	478,034
37,373	Omega Healthcare Investors, Inc.	1,577,888
30,379	Sabra Health Care REIT, Inc.	566,265
6,987	Sila Realty Trust, Inc.	175,374
1,617	Universal Health Realty Income Trust	63,338
57,576	Ventas, Inc.	4,029,744
80,480	Welltower, Inc.	14,336,707
		27,980,582
	Hotel & Resort REITs — 2.5%
27,921	Apple Hospitality REIT, Inc.	335,331
7,518	Braemar Hotels & Resorts, Inc.	20,524
6,205	Chatham Lodging Trust	41,636
25,966	DiamondRock Hospitality Co.	206,689
81,006	Host Hotels & Resorts, Inc.	1,378,722
25,325	Park Hotels & Resorts, Inc.	280,601
Shares	Description	Value

	Hotel & Resort REITs (Continued)
15,022	Pebblebrook Hotel Trust	$171,101
18,897	RLJ Lodging Trust	136,058
7,981	Ryman Hospitality Properties, Inc.	715,018
19,843	Service Properties Trust	53,775
13,415	Summit Hotel Properties, Inc.	73,648
24,066	Sunstone Hotel Investors, Inc.	225,499
12,135	Xenia Hotels & Resorts, Inc.	166,492
		3,805,094
	Industrial REITs — 12.6%
36,080	Americold Realty Trust, Inc.	441,619
6,749	EastGroup Properties, Inc.	1,142,336
16,775	First Industrial Realty Trust, Inc.	863,409
7,564	Industrial Logistics Properties Trust	44,098
3,550	Innovative Industrial Properties, Inc.	190,209
7,246	Lineage, Inc.	279,985
37,472	LXP Industrial Trust	335,749
5,645	Plymouth Industrial REIT, Inc.	126,053
112,573	Prologis, Inc.	12,891,860
29,914	Rexford Industrial Realty, Inc.	1,229,765
23,652	STAG Industrial, Inc.	834,679
13,088	Terreno Realty Corp.	742,744
		19,122,506
	Multi-Family Residential REITs — 9.7%
16,588	Apartment Investment and Management Co., Class A	131,543
18,015	AvalonBay Communities, Inc.	3,479,957
1,484	BRT Apartments Corp.	23,239
13,538	Camden Property Trust	1,445,588
2,122	Centerspace	124,986
11,170	Elme Communities	188,326
44,026	Equity Residential	2,849,803
8,158	Essex Property Trust, Inc.	2,183,570
29,571	Independence Realty Trust, Inc.	484,669
14,832	Mid-America Apartment Communities, Inc.	2,072,475
2,762	NexPoint Residential Trust, Inc.	88,992
38,199	UDR, Inc.	1,423,295
10,290	Veris Residential, Inc.	156,408
		14,652,851
	Office REITs — 4.2%
22,005	Brandywine Realty Trust	91,761
18,659	BXP, Inc.	1,387,110
5,115	City Office REIT, Inc.	35,600
14,277	COPT Defense Properties	414,890
21,279	Cousins Properties, Inc.	615,814
21,215	Douglas Emmett, Inc.	330,318

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Office REITs (Continued)
5,454	Easterly Government Properties, Inc.	$125,060
17,520	Empire State Realty Trust, Inc., Class A	134,203
10,114	Franklin Street Properties Corp.	16,182
13,691	Highwoods Properties, Inc.	435,648
48,008	Hudson Pacific Properties, Inc. (a)	132,502
7,821	JBG SMITH Properties	174,017
13,786	Kilroy Realty Corp.	582,459
1,878	NET Lease Office Properties	55,702
6,563	Orion Properties, Inc.	17,720
23,454	Paramount Group, Inc. (a)	153,389
4,194	Peakstone Realty Trust	55,025
15,773	Piedmont Realty Trust, Inc.	141,957
2,927	Postal Realty Trust, Inc., Class A	45,925
8,999	SL Green Realty Corp.	538,230
20,437	Vornado Realty Trust	828,312
		6,311,824
	Other Specialized REITs — 8.7%
9,644	EPR Properties	559,449
5,165	Farmland Partners, Inc.	56,195
13,233	Four Corners Property Trust, Inc.	322,885
35,853	Gaming and Leisure Properties, Inc.	1,671,108
4,265	Gladstone Land Corp.	39,067
37,418	Iron Mountain, Inc.	3,814,391
10,996	Lamar Advertising Co., Class A	1,346,130
15,236	Millrose Properties, Inc.	512,082
18,430	Outfront Media, Inc.	337,638
5,818	Safehold, Inc.	90,121
135,095	VICI Properties, Inc.	4,405,448
		13,154,514
	Retail REITs — 17.0%
16,597	Acadia Realty Trust	334,430
13,994	Agree Realty Corp.	994,134
270	Alexander’s, Inc.	63,312
38,779	Brixmor Property Group, Inc.	1,073,403
1,997	CBL & Associates Properties, Inc.	61,068
12,262	Curbline Properties Corp.	273,443
9,945	Federal Realty Investment Trust	1,007,528
2,592	FrontView REIT, Inc.	35,536
6,596	Getty Realty Corp.	176,971
9,832	InvenTrust Properties Corp.	281,392
85,794	Kimco Realty Corp.	1,874,599
27,853	Kite Realty Group Trust	621,122
32,022	Macerich (The) Co.	582,800
10,574	NETSTREIT Corp.	190,966
Shares	Description	Value

	Retail REITs (Continued)
23,918	NNN REIT, Inc.	$1,018,189
15,913	Phillips Edison & Co., Inc.	546,293
115,829	Realty Income Corp.	7,041,245
20,699	Regency Centers Corp.	1,508,957
1,573	Saul Centers, Inc.	50,132
38,130	Simon Property Group, Inc.	7,155,857
6,643	SITE Centers Corp.	59,853
14,337	Tanger, Inc.	485,164
15,935	Urban Edge Properties	326,190
5,687	Whitestone REIT	69,836
		25,832,420
	Self-Storage REITs — 7.4%
28,891	CubeSmart	1,174,708
26,890	Extra Space Storage, Inc.	3,789,877
8,944	National Storage Affiliates Trust	270,288
20,006	Public Storage	5,778,733
3,935	Smartstop Self Storage REIT, Inc.	148,113
		11,161,719
	Single-Family Residential REITs — 4.6%
41,281	American Homes 4 Rent, Class A	1,372,593
24,552	Equity LifeStyle Properties, Inc.	1,490,307
71,446	Invitation Homes, Inc.	2,095,511
14,904	Sun Communities, Inc.	1,922,616
10,220	UMH Properties, Inc.	151,767
		7,032,794
	Total Common Stocks	149,027,462
	(Cost $170,759,480)
MONEY MARKET FUNDS — 1.5%
2,315,614	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (b)	2,315,614
	(Cost $2,315,614)

	Total Investments — 99.7%	151,343,076
	(Cost $173,075,094)
	Net Other Assets and Liabilities — 0.3%	454,106
	Net Assets — 100.0%	$151,797,182

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 149,027,462	$ 149,027,462	$ —	$ —
Money Market Funds	2,315,614	2,315,614	—	—
Total Investments	$151,343,076	$151,343,076	$—	$—

*	See Portfolio of Investments for sub-industry breakout.

First Trust Water ETF (FIW)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Beverages — 2.7%
2,345,372	Primo Brands Corp.	$51,832,721
	Building Products — 12.4%
550,730	A.O. Smith Corp.	40,429,089
409,060	Advanced Drainage Systems, Inc.	56,736,622
670,908	Fortune Brands Innovations, Inc.	35,819,778
936,199	Masco Corp.	65,899,048
865,554	Zurn Elkay Water Solutions Corp.	40,707,005
		239,591,542
	Chemicals — 5.4%
283,436	Ecolab, Inc.	77,621,783
146,647	Hawkins, Inc.	26,795,340
		104,417,123
	Commercial Services & Supplies — 6.8%
1,617,032	Tetra Tech, Inc.	53,976,528
739,458	Veralto Corp.	78,833,617
		132,810,145
	Construction & Engineering — 9.3%
550,146	AECOM	71,777,549
632,260	Stantec, Inc.	68,157,628
106,944	Valmont Industries, Inc.	41,465,397
		181,400,574
	Electronic Equipment, Instruments & Components — 4.0%
214,638	Badger Meter, Inc.	38,330,054
319,355	Itron, Inc. (a)	39,778,859
		78,108,913
	Health Care Equipment & Supplies — 4.0%
121,348	IDEXX Laboratories, Inc. (a)	77,528,024
	Life Sciences Tools & Services — 8.2%
624,885	Agilent Technologies, Inc.	80,203,990
260,182	Waters Corp. (a)	78,005,165
		158,209,155
	Machinery — 22.4%
401,201	Franklin Electric Co., Inc.	38,194,335
417,676	IDEX Corp.	67,980,946
178,813	Lindsay Corp.	25,133,955
613,845	Mueller Industries, Inc.	62,065,868
1,489,436	Mueller Water Products, Inc., Class A	38,010,407
730,243	Pentair PLC	80,881,715
Shares	Description	Value

	Machinery (Continued)
141,790	Watts Water Technologies, Inc., Class A	$39,599,111
554,698	Xylem, Inc.	81,817,955
		433,684,292
	Multi-Utilities — 1.9%
6,769,231	Algonquin Power & Utilities Corp. (b)	36,350,770
	Software — 3.8%
149,195	Roper Technologies, Inc.	74,402,054
	Trading Companies & Distributors — 6.9%
1,061,615	Core & Main, Inc., Class A (a)	57,146,735
339,706	Ferguson Enterprises, Inc.	76,291,174
		133,437,909
	Water Utilities — 12.1%
329,243	American States Water Co.	24,140,097
547,161	American Water Works Co., Inc.	76,159,339
522,874	California Water Service Group	23,994,688
1,083,376	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	26,965,229
1,490,567	Essential Utilities, Inc.	59,473,623
487,164	H2O America	23,724,887
		234,457,863
	Total Common Stocks	1,936,231,085
	(Cost $1,524,766,970)
MONEY MARKET FUNDS — 0.1%
834,086	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (c)	834,086
	(Cost $834,086)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.8%
$6,976,124	Bank of America Corp., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $6,976,938. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $7,115,646. (d)	6,976,124

First Trust Water ETF (FIW)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$10,209,712	JPMorgan Chase & Co., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $10,210,903. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $10,413,906. (d)	$10,209,712
6,121,113	Mizuho Financial Group, Inc., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $6,121,827. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $6,243,537. (d)	6,121,113
10,980,555	RBC Dominion Securities, Inc., 4.19% (c), dated 09/30/25, due 10/01/25, with a maturity value of $10,981,833. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $11,200,166. (d)	10,980,555
	Total Repurchase Agreements	34,287,504
	(Cost $34,287,504)

	Total Investments — 101.8%	1,971,352,675
	(Cost $1,559,888,560)
	Net Other Assets and Liabilities — (1.8)%	(33,967,020)
	Net Assets — 100.0%	$1,937,385,655

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $32,688,935 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $34,287,504.

(c)	Rate shown reflects yield as of September 30, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,936,231,085	$ 1,936,231,085	$ —	$ —
Money Market Funds	834,086	834,086	—	—
Repurchase Agreements	34,287,504	—	34,287,504	—
Total Investments	$1,971,352,675	$1,937,065,171	$34,287,504	$—

*	See Portfolio of Investments for industry breakout.

First Trust Natural Gas ETF (FCG)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Gas Utilities — 2.8%
103,288	National Fuel Gas Co.	$9,540,713
	Oil, Gas & Consumable Fuels — 97.0%
374,244	Antero Resources Corp. (a)	12,559,629
496,092	APA Corp.	12,045,114
3,252,402	Baytex Energy Corp.	7,610,621
128,119	BKV Corp. (a)	2,963,392
89,296	Chord Energy Corp.	8,873,343
208,798	Civitas Resources, Inc.	6,785,935
321,440	CNX Resources Corp. (a)	10,324,653
343,850	Comstock Resources, Inc. (a)	6,818,545
156,669	ConocoPhillips	14,819,321
541,155	Coterra Energy, Inc.	12,798,316
536,651	Crescent Energy Co., Class A	4,786,927
378,185	Devon Energy Corp.	13,259,166
97,509	Diamondback Energy, Inc.	13,953,538
124,223	EOG Resources, Inc.	13,927,883
288,047	EQT Corp.	15,678,398
145,473	Expand Energy Corp.	15,455,051
230,202	Granite Ridge Resources, Inc.	1,245,393
36,772	Gulfport Energy Corp. (a)	6,654,996
376,349	Hess Midstream, L.P., Class A (b) (c)	13,002,858
2,621,803	Kosmos Energy Ltd. (a)	4,352,193
342,957	Magnolia Oil & Gas Corp., Class A	8,186,384
211,795	Matador Resources Co.	9,515,949
326,071	Murphy Oil Corp.	9,263,677
228,322	Northern Oil & Gas, Inc.	5,662,386
346,860	Obsidian Energy Ltd. (a)	2,268,464
322,600	Occidental Petroleum Corp.	15,242,850
303,874	Ovintiv, Inc.	12,270,432
865,817	Permian Resources Corp.	11,082,458
6,375	PrimeEnergy Resources Corp. (a) (d)	1,064,816
323,682	Range Resources Corp.	12,183,390
14,580	Riley Exploration Permian, Inc.	395,264
144,136	SandRidge Energy, Inc.	1,625,854
239,096	SM Energy Co.	5,970,227
565,085	Vermilion Energy, Inc. (d)	4,418,965
215,476	Vital Energy, Inc. (a)	3,639,390
128,264	Vitesse Energy, Inc. (d)	2,979,573
468,832	W&T Offshore, Inc.	853,274
395,448	Western Midstream Partners, L.P. (c)	15,537,152
596,005	Woodside Energy Group Ltd., ADR (d)	8,969,875
		329,045,652
	Total Common Stocks	338,586,365
	(Cost $383,528,961)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
496,558	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (e)	$496,558
	(Cost $496,558)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.5%
$3,123,844	Bank of America Corp., 4.20% (e), dated 09/30/25, due 10/01/25, with a maturity value of $3,124,208. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $3,186,321. (f)	3,123,844
4,571,813	JPMorgan Chase & Co., 4.20% (e), dated 09/30/25, due 10/01/25, with a maturity value of $4,572,346. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $4,663,249. (f)	4,571,813

First Trust Natural Gas ETF (FCG)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$2,740,979	Mizuho Financial Group, Inc., 4.20% (e), dated 09/30/25, due 10/01/25, with a maturity value of $2,741,299. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $2,795,799. (f)	$2,740,979
4,916,990	RBC Dominion Securities, Inc., 4.19% (e), dated 09/30/25, due 10/01/25, with a maturity value of $4,917,562. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $5,015,330. (f)	4,916,990
	Total Repurchase Agreements	15,353,626
	(Cost $15,353,626)

	Total Investments — 104.5%	354,436,549
	(Cost $399,379,145)
	Net Other Assets and Liabilities — (4.5)%	(15,273,963)
	Net Assets — 100.0%	$339,162,586

(a)	Non-income producing security.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Security is a Master Limited Partnership.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $14,801,727 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $15,353,626.

(e)	Rate shown reflects yield as of September 30, 2025.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 338,586,365	$ 338,586,365	$ —	$ —
Money Market Funds	496,558	496,558	—	—
Repurchase Agreements	15,353,626	—	15,353,626	—
Total Investments	$354,436,549	$339,082,923	$15,353,626	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Banks — 98.5%
13,506	1st Source Corp.	$831,429
5,763	ACNB Corp.	253,803
16,573	Amalgamated Financial Corp.	449,957
9,067	Arrow Financial Corp.	256,596
18,337	BancFirst Corp.	2,318,714
25,356	Bancorp (The), Inc. (a)	1,898,911
5,412	Bank First Corp.	656,530
8,878	Bank of Marin Bancorp	215,558
62,006	Bank OZK	3,161,066
5,203	Bank7 Corp.	240,743
19,038	Banner Corp.	1,246,989
6,012	BayCom Corp.	172,845
15,128	Bridgewater Bancshares, Inc. (a)	266,253
8,270	Burke & Herbert Financial Services Corp.	510,176
16,296	Business First Bancshares, Inc.	384,749
1,783	C&F Financial Corp.	119,818
17,900	California BanCorp (a)	298,572
9,314	Camden National Corp.	359,427
9,128	Capital Bancorp, Inc.	291,183
9,394	Capital City Bank Group, Inc.	392,575
73,114	Capitol Federal Financial, Inc.	464,274
12,478	Carter Bankshares, Inc. (a)	242,198
38,034	Cathay General Bancorp	1,826,012
2,636	Chemung Financial Corp.	138,443
8,267	ChoiceOne Financial Services, Inc.	239,412
8,541	Citizens & Northern Corp.	169,197
2,647	Citizens Financial Services, Inc.	159,561
7,979	City Holding Co.	988,359
10,632	Civista Bancshares, Inc.	215,936
16,225	CNB Financial Corp.	392,645
8,317	Coastal Financial Corp. (a)	899,650
57,759	Columbia Financial, Inc. (a)	866,963
73,453	Commerce Bancshares, Inc.	4,389,551
9,968	Community Trust Bancorp, Inc.	557,710
10,530	Community West Bancshares	219,445
27,671	ConnectOne Bancorp, Inc.	686,517
75,862	CVB Financial Corp.	1,434,550
24,161	Dime Community Bancshares, Inc.	720,723
16,717	Eagle Bancorp, Inc.	338,018
116,409	Eastern Bankshares, Inc.	2,112,823
20,361	Enterprise Financial Services Corp.	1,180,531
4,701	Esquire Financial Holdings, Inc.	479,761
20,722	Farmers National Banc Corp.	298,604
10,919	FB Bancorp, Inc. (a)	131,246
11,082	Financial Institutions, Inc.	301,430
22,825	First Bancorp	1,207,214
Shares	Description	Value

	Banks (Continued)
13,764	First Bank	$224,216
49,027	First Busey Corp.	1,134,975
4,583	First Business Financial Services, Inc.	234,925
10,081	First Community Bankshares, Inc.	350,819
52,709	First Financial Bancorp	1,330,902
78,774	First Financial Bankshares, Inc.	2,650,745
6,524	First Financial Corp.	368,215
68,602	First Hawaiian, Inc.	1,703,388
4,796	First Internet Bancorp	107,574
57,720	First Interstate BancSystem, Inc., Class A	1,839,536
31,779	First Merchants Corp.	1,198,068
13,211	First Mid Bancshares, Inc.	500,433
5,350	First Western Financial, Inc. (a)	123,184
15,322	Firstsun Capital Bancorp (a)	594,340
11,764	Five Star Bancorp	378,801
18,593	Flushing Financial Corp.	256,769
4,181	FS Bancorp, Inc.	166,906
100,242	Fulton Financial Corp.	1,867,508
20,638	German American Bancorp, Inc.	810,454
6,236	Great Southern Bancorp, Inc.	381,955
9,374	Greene County Bancorp, Inc.	211,852
46,655	Hancock Whitney Corp.	2,921,070
16,582	Hanmi Financial Corp.	409,410
17,336	HBT Financial, Inc.	436,867
33,824	Heritage Commerce Corp.	335,872
18,690	Heritage Financial Corp.	452,111
1,202	Hingham Institution for Savings (The) (b)	317,064
4,306	Home Bancorp, Inc.	233,923
70,559	Hope Bancorp, Inc.	759,920
28,203	Horizon Bancorp, Inc.	451,530
27,477	Independent Bank Corp.	1,900,584
11,400	Independent Bank Corp.	353,115
34,214	International Bancshares Corp.	2,352,212
35,640	Kearny Financial Corp.	234,155
14,054	Lakeland Financial Corp.	902,267
8,943	Mercantile Bank Corp.	402,435
14,058	Metrocity Bankshares, Inc.	389,266
12,660	Mid Penn Bancorp, Inc.	362,582
11,854	Midland States Bancorp, Inc.	203,178
11,398	MidWestOne Financial Group, Inc.	322,449
7,007	MVB Financial Corp.	175,595
21,923	NB Bancorp, Inc.	386,941
28,841	NBT Bancorp, Inc.	1,204,400
4,691	Northeast Bank	469,851
7,720	Northeast Community Bancorp, Inc.	158,800
23,016	Northfield Bancorp, Inc.	271,589

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
12,160	Northrim BanCorp, Inc.	$263,386
80,484	Northwest Bancshares, Inc.	997,197
5,098	Norwood Financial Corp.	129,591
31,588	OceanFirst Financial Corp.	555,001
28,983	Old Second Bancorp, Inc.	500,971
10,728	Orrstown Financial Services, Inc.	364,537
12,536	Pathward Financial, Inc.	927,789
7,899	PCB Bancorp	165,879
9,716	Peapack-Gladstone Financial Corp.	268,162
19,636	Peoples Bancorp, Inc.	588,884
5,502	Peoples Financial Services Corp.	267,452
3,825	Plumas Bancorp	165,010
13,213	Ponce Financial Group, Inc. (a)	194,231
6,812	Preferred Bank	615,737
13,565	Primis Financial Corp.	142,568
9,325	QCR Holdings, Inc.	705,343
9,496	RBB Bancorp	178,145
9,569	Republic Bancorp, Inc., Class A	691,360
21,107	S&T Bancorp, Inc.	793,412
48,362	Seacoast Banking Corp. of Florida	1,471,656
18,395	Shore Bancshares, Inc.	301,862
7,481	Sierra Bancorp	216,276
79,652	Simmons First National Corp., Class A	1,526,929
8,937	South Plains Financial, Inc.	345,415
4,505	Southern First Bancshares, Inc. (a)	198,761
6,221	Southern Missouri Bancorp, Inc.	326,976
16,224	Stock Yards Bancorp, Inc.	1,135,518
25,187	Texas Capital Bancshares, Inc. (a)	2,129,057
154,509	TFS Financial Corp.	2,035,656
7,631	Third Coast Bancshares, Inc. (a)	289,749
41,520	TowneBank	1,435,346
17,924	TriCo Bancshares	796,005
10,377	TrustCo Bank Corp.	376,685
33,228	Trustmark Corp.	1,315,829
77,972	United Bankshares, Inc.	2,901,338
5,522	Unity Bancorp, Inc.	269,860
15,855	Univest Financial Corp.	475,967
11,053	USCB Financial Holdings, Inc.	192,875
17,900	VersaBank	218,559
43,371	WaFd, Inc.	1,313,708
10,543	Washington Trust Bancorp, Inc.	304,693
52,837	WesBanco, Inc.	1,687,085
9,324	West BanCorp, Inc.	189,464
14,016	Westamerica BanCorp	700,660
Shares	Description	Value

	Banks (Continued)
36,855	Wintrust Financial Corp.	$4,881,076
30,810	WSFS Financial Corp.	1,661,583
		105,042,661
	Financial Services — 1.3%
7,274	Cass Information Systems, Inc.	286,086
25,259	Merchants Bancorp	803,236
14,488	NewtekOne, Inc.	165,888
10,283	Waterstone Financial, Inc.	160,415
		1,415,625
	Total Common Stocks	106,458,286
	(Cost $111,169,276)
MONEY MARKET FUNDS — 0.1%
124,200	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (c)	124,200
	(Cost $124,200)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.3%
$53,649	Bank of America Corp., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $53,655. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/15/41 to 05/15/54. The value of the collateral including accrued interest is $54,722. (d)	53,649
78,514	JPMorgan Chase & Co., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $78,523. Collateralized by U.S. Treasury Securities, interest rates of 4.13% to 4.50%, due 12/31/31 to 05/31/32. The value of the collateral including accrued interest is $80,084. (d)	78,514

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$47,074	Mizuho Financial Group, Inc., 4.20% (c), dated 09/30/25, due 10/01/25, with a maturity value of $47,079. Collateralized by U.S. Treasury Securities, interest rates of 0.75% to 4.38%, due 05/31/26 to 09/30/32. The value of the collateral including accrued interest is $48,016. (d)	$47,074
84,442	RBC Dominion Securities, Inc., 4.19% (c), dated 09/30/25, due 10/01/25, with a maturity value of $84,452. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 10/23/25 to 08/15/55. The value of the collateral including accrued interest is $86,131. (d)	84,442
	Total Repurchase Agreements	263,679
	(Cost $263,679)

	Total Investments — 100.2%	106,846,165
	(Cost $111,557,155)
	Net Other Assets and Liabilities — (0.2)%	(222,639)
	Net Assets — 100.0%	$106,623,526

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $262,462 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $263,679.

(c)	Rate shown reflects yield as of September 30, 2025.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 106,458,286	$ 106,458,286	$ —	$ —
Money Market Funds	124,200	124,200	—	—
Repurchase Agreements	263,679	—	263,679	—
Total Investments	$106,846,165	$106,582,486	$263,679	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund
Additional Information
September 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, Clean Edge®, OMX®, Nasdaq OMX®, Nasdaq-100 Equal WeightedTM Index,
Nasdaq-100 Technology SectorTM Index, Nasdaq-100 Ex-Tech SectorTM Index, Nasdaq® Clean Edge® Green EnergyTM Index, ISE Clean Edge WaterTM Index, ISE-Revere Natural GasTM Index and Nasdaq OMX® ABA Community BankTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc., Clean Edge, Inc., and American Bankers Association, respectively, (together with their affiliates hereinafter referred to as the “Corporations”), and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the Index.